Consolidated Statements of Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Consolidated Statements Of Operations [Abstract]
Merchant banking products and services	$ 124,059	$ 249,581	$ 1,078,745
Interest	676	973	3,056
Dividends	168	0	6
Gain on securities, net	3,856	0	0
Other, including medical and real estate sectors	10,992	23,481	49,850
Revenue	$ 139,751	$ 274,035	$ 1,131,657